Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2026	$ 283,413
2027	403,371
2028	240,174
2029	143,169
2030	135,684
2031 to 2038	329,203
Minimum charter revenues	$ 1,535,014